Schedule of taxes in installments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments		R$ 204,419	R$ 205,578
Federal REFIS debts and other tax installment payment plans, current		51,999	45,331
Federal REFIS debts and other tax installment payment plans, noncurrent		152,420	160,247
Federal Refis Law 1 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	[1]	18,499	27,743
Federal Refis Law 2 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	[2]	43,352	49,516
Other Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments		R$ 142,568	R$ 128,319

[1]	The refinancing program of Law 11,941 / 09 has a balance arising from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the years 2006, 2007 and 2012 and taxes on billing (PIS and COFINS) for the years 2006 and 2007. The installment payment is paid in monthly installments, with interest at the SELIC rate, which is the rate of the Brazilian federal funds.
[2]	The refinancing program of Law 12.865 / 13 has a balance resulting from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the payment of the amounts related to taxes on the profit of the affiliates or subsidiaries abroad in 2009 to 2011. It is due in monthly installments, with interest at the SELIC rate, which is the rate of Brazilian federal funds.